Furniture, Fixtures, Equipment and Leasehold Improvements - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2013	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 466,000	$ 180,000	$ 913,000	$ 1,379,000	$ 456,000	$ 403,903	$ 193,295